Income Taxes (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation between US federal income taxes at the statutory rate and the Company's provision for income taxes on continuing operations
Income before income taxes and interest in earnings of associates	$ 340	$ 518	$ 499
US federal statutory income tax rate	35.00%	35.00%	35.00%
Income tax expense at US federal tax rate	$ 119	$ 181	$ 175
Adjustments to derive effective rate:
Non-deductible expenditure	32	21	19
Effective Income Tax Rate Reconciliation, Non Deductible Acquisition Costs	9
Tax impact of internal restructurings	0	0	11
Movement in provision for unrecognized tax benefits	(3)	1	(1)
effective income tax rate reconciliation non deductible goodwill disposal	3	11	0
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain	(20)	0	0
Impact of change in tax rate on deferred tax balances	(5)	0	(4)
Adjustment in respect of prior periods	(1)	(2)	1
Non Deductible Venezuelan foreign exchange loss	11	5	0
Effect of foreign exchange and other differences	(1)	(4)	1
Changes in valuation allowances applied to deferred tax assets	(104)	7	0
Adjustments to eliminate the net tax effect of intra-group items	(30)	(30)	(30)
Tax differentials of foreign earnings:
Foreign jurisdictions	(42)	(48)	(54)
US state taxes and local taxes	(1)	17	4
Total income tax	$ (33)	$ 159	$ 122